Blackstone / GSO Senior Floating Rate Term Fund

Portfolio of Investments

March 31, 2020 (Unaudited)

	Principal
	Amount	Value

FLOATING RATE LOAN INTERESTS(a) - 140.30%
Aerospace & Defense - 2.09%
Dynasty Acquisition Co., Inc., First Lien 2020 B-1 Term Loan, 3M US L + 3.50%, 04/06/2026	$429,497	$348,429
Dynasty Acquisition Co., Inc., First Lien 2020 B-2 Term Loan, 3M US L + 3.50%, 04/06/2026	230,912	187,328
Nordam Group LLC, First Lien Initial Term Loan, 1M US L + 5.17%, 04/09/2026(b)	1,742,400	1,385,208
Propulsion Acquisition LLC, First Lien Initial Term Loan, 3M US L + 6.00%, 07/13/2021(b)	2,132,624	2,111,298
		4,032,263

Air Transport - 0.92%
Global Medical Response, Inc., First Lien 2018 New Term Loan, 3M US L + 4.25%, 03/14/2025	1,955,000	1,764,387

Automotive - 0.78%
Bright Bidco B.V., First Lien 2018 Refinancing B Term Loan, 3M US L + 3.50%, 06/30/2024	1,746,436	661,462
Midas Intermediate Holdco II LLC, First Lien 2017 Refinancing Term Loan, 3M US L + 2.75%, 08/18/2021	433,282	345,138
Superior Industries International, Inc., First Lien Replacement Term Loan, 1M US L + 4.00%, 05/22/2024(b)	660,096	491,772
		1,498,372

Brokers, Dealers & Investment Houses - 1.79%
Advisor Group Holdings, Inc., First Lien Initial B Term Loan, 1M US L + 5.00%, 07/31/2026	1,845,228	1,403,905
Deerfield Dakota Holding LLC, First Lien Initial Term Loan, 1M US L + 3.25%, 02/13/2025	868,917	858,055
Edelman Financial Center LLC, Second Lien Initial Term Loan, 1M US L + 6.75%, 07/20/2026	676,923	521,908
Newport Group Holdings II, Inc., First Lien Initial Term Loan, 3M US L + 3.75%, 09/12/2025(b)	760,083	676,474
		3,460,342

Building & Development - 9.44%
American Bath Group LLC, First Lien 2018 Replacement Term Loan, 1M US L + 4.25%, 09/30/2023	3,175,570	2,746,868
American Bath Group LLC, Second Lien Term Loan, 1M US L + 9.75%, 09/30/2024(b)	250,000	225,000
CPG International LLC, First Lien New Term Loan, 3M US L + 3.75%, 05/05/2024	288,148	244,207
Dayton Superior Corp., First Lien Term Loan, 3M US L + 7.00%, 12/04/2024(b)	324,529	308,302
Forterra Finance LLC, First Lien Replacement Term Loan, 1M US L + 3.00%, 10/25/2023	1,288,837	1,078,325
Hillman Group, Inc., First Lien Initial Term Loan, 3M US L + 4.00%, 05/30/2025	3,244,959	2,577,714
Interior Logic Group Holdings IV LLC, First Lien Initial Term Loan, 1M US L + 4.00%, 05/30/2025	2,364,000	2,056,680
LBM Borrower LLC, First Lien Tranche C Term Loan, 3M US L + 3.75%, 08/20/2022	2,607,546	2,344,614
LBM Borrower LLC, Second Lien Initial Term Loan, 3M US L + 9.25%, 08/20/2023	400,000	367,000
MI Windows and Doors LLC, First Lien Initial Term Loan, 2M US L + 5.50%, 11/06/2026	1,844,916	1,591,240
Ply Gem Midco, Inc., First Lien Initial Term Loan, 1M US L + 3.75%, 04/12/2025	1,358,366	1,164,799
Road Infrastructure Investment Holdings, Inc., First Lien Term Loan, 1M US L + 3.50%, 06/13/2023	351,529	260,132
SIWF Holdings, Inc., First Lien Initial Term Loan, 3M US L + 4.25%, 06/15/2025	864,600	778,140
SRS Distribution, Inc., First Lien Initial Term Loan, 3M US L + 3.00%, 05/23/2025	2,864,191	2,463,205
		18,206,226

Business Equipment & Services - 23.71%
Access CIG LLC, First Lien B Term Loan, 3M US L + 3.75%, 02/27/2025	1,041,973	858,325
Access CIG LLC, Second Lien Initial Term Loan, 3M US L + 7.75%, 02/27/2026	119,565	102,527
Advantage Sales & Marketing, Inc., First Lien B-2 Term Loan, 3M US L + 3.25%, 07/23/2025	948,188	774,351
Advantage Sales & Marketing, Inc., First Lien Initial Term Loan, 3M US L + 3.25%, 07/23/2021	1,024,954	830,213
Advantage Sales & Marketing, Inc., Second Lien Term Loan, 3M US L + 6.50%, 07/25/2022	3,248,461	2,367,316
ALKU LLC, First Lien B Term Loan, 3M US L + 5.50%, 07/29/2026	2,100,000	1,974,000
APFS Staffing Holdings, Inc., First Lien Initial Term Loan, 1M US L + 4.75%, 04/15/2026(b)	1,980,000	1,633,500
AqGen Ascensus, Inc., First Lien Replacement Term Loan, 3M US L + 4.00%, 12/05/2022	744,882	680,323
BMC Acquisition, Inc., First Lien Initial Term Loan, 3M US L + 5.25%, 12/28/2024(b)	855,313	844,621
Cambium Learning Group, Inc., First Lien Initial Term Loan, 3M US L + 4.50%, 12/18/2025	457,025	377,045

	Principal
	Amount	Value

Business Equipment & Services (continued)
Cambium Learning Group, Inc., Second Lien Initial Term Loan, 3M US L + 8.50%, 12/18/2026(b)	$364,000	$294,840
Cast & Crew Payroll LLC, First Lien Initial Term Loan, 1M US L + 3.75%, 02/09/2026	397,003	317,602
CB Poly Investments LLC, First Lien Closing Date Term Loan, 3M US L + 4.50%, 08/16/2023	576,328	475,470
DG Investment Intermediate Holdings 2, Inc., First Lien Initial Term Loan, 1M US L + 3.00%, 02/03/2025	332,713	284,469
DG Investment Intermediate Holdings 2, Inc., Second Lien Initial Term Loan, 1M US L + 6.75%, 02/02/2026(b)	465,517	405,000
Dun & Bradstreet Corp., First Lien Initial Borrowing Term Loan, 1M US L + 4.00%, 02/06/2026	922,073	837,934
eResearchTechnology, Inc., First Lien Initial Term Loan, 3M US L + 4.50%, 02/04/2027	630,000	558,810
Garda World Security Corp., First Lien Initial Term Loan, 3M US L + 4.75%, 10/30/2026	523,412	499,859
GI Revelation Acquisition LLC, First Lien Initial Term Loan, 1M US L + 5.00%, 04/16/2025	1,475,077	1,165,311
GI Revelation Acquisition LLC, Second Lien Initial Term Loan, 1M US L + 9.00%, 04/16/2026	2,200,000	1,595,000
Inmar, Inc., First Lien Initial Term Loan, 3M US L + 4.00%, 05/01/2024	259,102	200,804
Inmar, Inc., Second Lien Initial Term Loan, 3M US L + 8.00%, 05/01/2025	1,002,931	741,542
KUEHG Corp, First Lien B-3 Term Loan, 3M US L + 3.75%, 02/21/2025	1,620,929	1,233,527
KUEHG Corp, Second Lien Tranche B Term Loan, 3M US L + 8.25%, 08/22/2025	2,250,000	2,075,625
LD Intermediate Holdings, Inc., First Lien Initial Term Loan, 3M US L + 5.88%, 12/09/2022	1,883,807	1,620,074
LegalZoom.com, Inc., First Lien 2018 Term Loan, 1M US L + 4.50%, 11/21/2024	1,862,143	1,643,341
Minotaur Acquisition, Inc., First Lien B Term Loan, 1M US L + 5.00%, 03/27/2026	1,353,373	1,148,107
Mitchell International, Inc., First Lien Initial Term Loan, 1M US L + 3.25%, 11/29/2024	2,061,161	1,731,375
Mitchell International, Inc., Second Lien Initial Term Loan, 1M US L + 7.25%, 12/01/2025	690,909	543,514
National Intergovernmental Purchasing Alliance Co., First Lien Initial Term Loan, 3M US L + 3.75%, 05/23/2025	2,017,179	1,765,032
National Intergovernmental Purchasing Alliance Co., Second Lien Initial Term Loan, 3M US L + 7.50%, 05/22/2026(b)	1,540,000	1,270,500
PriceWaterhouseCoopers, First Lien Initial Term Loan, 1M US L + 4.50%, 05/01/2025	1,671,494	1,370,625
PriceWaterhouseCoopers, Second Lien Initial Term Loan, 1M US L + 8.00%, 05/01/2026(b)	440,000	380,600
Project Boost Purchaser LLC, First Lien B Term Loan, 1M US L + 3.50%, 06/01/2026	709,968	598,738
Revspring, Inc., First Lien Initial Term Loan, 3M US L + 4.00%, 10/11/2025	1,303,500	1,130,786
Sedgwick Claims Management Services, Inc., First Lien 2019 Term Loan, 1M US L + 4.00%, 09/03/2026	1,087,435	992,964
Sedgwick Claims Management Services, Inc., First Lien Initial Term Loan, 1M US L + 3.25%, 12/31/2025	1,441,659	1,289,686
STG-Fairway Holdings LLC, First Lien Facility Term Loan, 3M US L + 3.50%, 01/31/2027	730,435	631,826
Surf Holdings S.a r.l., First Lien Dollar Tranche Term Loan, 3M US L + 3.50%, 03/05/2027	340,531	305,627
Surveymonkey, Inc., First Lien Term Loan, 1W US L + 3.75%, 10/10/2025(b)	2,552,348	2,080,163
ThoughtWorks, Inc., First Lien Replacement (2020) Term Loan, 3M US L + 3.75%, 10/11/2024	1,922,962	1,697,014
TRC Companies, Inc., First Lien Initial Term Loan, 3M US L + 3.50%, 06/21/2024(b)	1,910,536	1,557,087
Weld North Education LLC, First Lien Initial Term Loan, 3M US L + 4.25%, 02/15/2025(b)	3,136,000	2,822,400
		45,707,473

Chemical & Plastics - 4.39%
Ascend Performance Materials Operations LLC, First Lien Initial Term Loan, 3M US L + 5.25%, 08/27/2026	1,492,500	1,328,325
Composite Resins Holding B.V., First Lien Initial Term Loan, 1M US L + 4.25%, 08/01/2025	2,593,800	2,295,513
DCG Acquisition Corp., First Lien B Term Loan, 1M US L + 4.50%, 09/30/2026(b)	1,220,817	1,104,839
DCG Acquisition Corp., First Lien Delayed Draw Term Loan, 3M US L + 4.50%, 09/30/2026(b)	197,662	178,884
Emerald Performance Materials LLC, First Lien Initial Term Loan, 1M US L + 3.50%, 07/30/2021	1,918,311	1,659,339
Spectrum Holdings III Corp., First Lien Closing Date Term Loan, 3M US L + 3.25%, 01/31/2025	405,688	288,039
Spectrum Holdings III Corp., Second Lien Closing Date Term Loan, 3M US L + 7.00%, 01/31/2026	600,000	397,500
Vantage Specialty Chemicals, Inc., First Lien Closing Date Term Loan, 3M US L + 3.50%, 10/28/2024	945,367	721,136
Vantage Specialty Chemicals, Inc., Second Lien Initial Term Loan, 3M US L + 8.25%, 10/27/2025	725,111	489,903
		8,463,478

Conglomerates - 0.40%
Output Services Group, Inc., First Lien B Term Loan, 3M US L + 4.50%, 03/27/2024(b)	599,172	512,292

	Principal
	Amount	Value

Conglomerates (continued)
Spring Education Group, Inc., First Lien Initial Term Loan, 3M US L + 4.25%, 07/30/2025	$311,911	$263,565
		775,857

Containers & Glass Products - 2.81%
Berry Global, Inc., First Lien Y Term Loan, 1M US L + 2.00%, 07/01/2026	1,000,000	955,835
Charter NEX US, Inc., First Lien Third Amendment Incremental Term Loan, 1M US L + 3.50%, 05/16/2024	232,958	205,391
Flex Acquisition Co., Inc., First Lien Incremental B-2018 Term Loan, 3M US L + 3.25%, 06/29/2025	1,281,393	1,178,882
IBC Capital I, Ltd., First Lien Tranche B-1 Term Loan, 3M US L + 3.75%, 09/11/2023	1,078,000	921,690
IBC Capital, Ltd., Second Lien Tranche B-1 Term Loan, 3M US L + 7.00%, 09/11/2024(b)	620,110	499,188
ProAmpac PG Borrower LLC, First Lien Initial Term Loan, 3M US L + 3.50%, 11/20/2023	578,768	489,782
ProAmpac PG Borrower LLC, Second Lien Initial Term Loan, 3M US L + 8.50%, 11/18/2024	488,038	371,721
Strategic Materials Holding Corp., Second Lien Initial Term Loan, 3M US L + 7.75%, 10/31/2025(b)	800,000	488,000
Trident TPI Holdings, Inc., First Lien Tranche B-1 Term Loan, 3M US L + 3.25%, 10/17/2024	377,281	316,916
		5,427,405

Diversified Insurance - 1.03%
AmWINS Group, Inc., First Lien Term Loan, 1M US L + 2.75%, 01/25/2024	216,292	204,125
Broadstreet Partners, Inc., First Lien Initial (2020) Term Loan, 1M US L + 3.25%, 01/27/2027	284,681	254,138
CP VI Bella Midco LLC, First Lien Initial Term Loan, 1M US L + 2.75%, 12/27/2024	412,383	338,669
CP VI Bella Midco LLC, Second Lien Initial Term Loan, 1M US L + 6.75%, 12/29/2025	385,714	320,143
NFP Corp., First Lien Closing Date Term Loan, 1M US L + 3.25%, 02/15/2027	989,856	861,175
		1,978,250

Drugs - 2.42%
Albany Molecular Research, Inc., First Lien Initial Term Loan, 1M US L + 3.25%, 08/30/2024	621,791	546,984
Albany Molecular Research, Inc., Second Lien Initial Term Loan, 1M US L + 7.00%, 08/30/2025	392,857	284,821
Arbor Pharmaceuticals LLC, First Lien Initial Term Loan, 1M US L + 5.00%, 07/05/2023	1,491,428	1,101,793
Cambrex Corp., First Lien Initial Dollar Term Loan, 1M US L + 5.00%, 12/04/2026	1,256,850	1,080,891
Packaging Coordinators Midco, Inc., First Lien Initial Term Loan, 3M US L + 4.00%, 06/30/2023	1,875,747	1,655,347
		4,669,836

Ecological Services & Equipment - 1.15%
Eagle 4, Ltd., Second Lien Initial Term Loan, 3M US L + 7.75%, 07/12/2027	649,091	566,332
Emerald 2, Ltd., First Lien Initial B-1 Term Loan, 3M US L + 3.75%, 07/10/2026	343,794	308,555
EnergySolutions LLC, First Lien Initial Term Loan, 3M US L + 3.75%, 05/09/2025	1,119,286	984,971
Tunnel Hill Partners LP, First Lien Initial Term Loan, 1M US L + 3.50%, 02/06/2026(b)	404,761	350,118
		2,209,976

Electronics/Electric - 29.41%
Boxer Parent Co., Inc., First Lien Initial Dollar Term Loan, 1M US L + 4.25%, 10/02/2025	3,258,750	2,740,201
Brave Parent Holdings, Inc., First Lien Initial Term Loan, 3M US L + 4.00%, 04/18/2025	866,767	756,978
Castle US Holding Corp., First Lien Initial Dollar Term Loan, 1M US L + 3.75%, 01/29/2027	544,082	443,430
CommerceHub, Inc., First Lien Initial Term Loan, 1M US L + 3.50%, 05/21/2025(b)	1,252,688	1,052,257
Compuware Corp., First Lien Term Loan, 1M US L + 4.00%, 08/22/2025	313,358	301,867
ConvergeOne Holdings, Corp., First Lien Initial Term Loan, 1M US L + 5.00%, 01/04/2026	2,178,000	1,715,175
CPI International, Inc., Second Lien Initial Term Loan, 1M US L + 7.25%, 07/28/2025	313,725	268,235
Curvature, Inc., First Lien Initial Term Loan, 3M US L + 4.67%, 10/30/2023	3,827,085	2,664,608
DiscoverOrg LLC, First Lien Initial Term Loan, 3M US L + 4.00%, 02/02/2026	1,376,108	1,224,736
ECi Macola/MAX Holding LLC, First Lien Initial Term Loan, 3M US L + 4.25%, 09/27/2024	821,340	721,412
Electronics for Imaging, Inc., First Lien Initial Term Loan, 3M US L + 5.00%, 07/23/2026	1,047,375	872,809
Ellie Mae, Inc., First Lien Term Loan, 3M US L + 3.75%, 04/17/2026	139,275	122,388
Excelitas Technologies Corp., First Lien Initial USD Term Loan, 3M US L + 3.50%, 12/02/2024	69,644	60,938
Fiserv Investment Solutions, Inc., First Lien Initial Term Loan, 3M US L + 4.75%, 02/18/2027(b)	777,778	672,778
Flexera Software LLC, First Lien Initial Term Loan, 1M US L + 3.50%, 02/26/2025	555,556	506,944
Gigamon, Inc., First Lien Initial Term Loan, 1M US L + 4.25%, 12/27/2024(b)	2,917,327	2,508,902
Help/Systems Holdings, Inc., First Lien Initial Term Loan, 1M US L + 4.75%, 11/19/2026	1,306,463	1,126,824
Hyland Software, Inc., Second Lien Initial Term Loan, 1M US L + 7.00%, 07/07/2025	696,541	639,076
Idera, Inc., First Lien Initial Term Loan, 3M US L + 4.00%, 06/28/2024	1,729,370	1,521,846
Imperva, Inc., First Lien Term Loan, 3M US L + 4.00%, 01/12/2026	1,191,000	986,541

	Principal
	Amount	Value

Electronics/Electric (continued)
Imperva, Inc., Second Lien Term Loan, 3M US L + 7.75%, 01/11/2027	$980,805	$711,084
Ivanti Software, Inc., First Lien Term Loan, 1M US L + 4.25%, 01/20/2024	2,057,803	1,831,444
Ivanti Software, Inc., Second Lien Term Loan, 1M US L + 9.00%, 01/20/2025	2,000,000	1,767,500
LI Group Holdings, Inc., First Lien Initial Term Loan, 1M US L + 4.50%, 12/20/2026(b)	837,900	724,784
MACOM Technology Solutions Holdings, Inc., First Lien Initial Term Loan, 1M US L + 2.25%, 05/17/2024	1,633,206	1,469,886
McAfee LLC, First Lien B USD Term Loan, 1M US L + 3.75%, 09/30/2024	2,349,213	2,220,006
Merrill Communications LLC, First Lien Initial Term Loan, 3M US L + 5.00%, 10/05/2026(b)	628,425	559,298
MH Sub I LLC, First Lien Amendment No. 2 Initial Term Loan, 3M US L + 3.75%, 09/13/2024	930,815	797,709
MLN US HoldCo LLC, First Lien B Term Loan, 1M US L + 4.50%, 11/30/2025	1,491,681	1,066,552
MYOB US Borrower LLC, First Lien Initial U.S. Term Loan, 1M US L + 4.00%, 05/06/2026	513,246	445,241
Navex Topco, Inc., First Lien Initial Term Loan, 1M US L + 3.25%, 09/04/2025	660,309	579,421
Navex Topco, Inc., Second Lien Initial Term Loan, 1M US L + 7.00%, 09/04/2026	1,100,000	916,669
Navico, Inc., First Lien Initial Term Loan, 1M US L + 4.50%, 03/31/2023	63,981	39,588
Park Place Technologies LLC, First Lien Initial Term Loan, 1M US L + 4.00%, 03/29/2025(b)	2,244,298	1,918,875
Perforce Software, Inc., First Lien New Term Loan, 1M US L + 3.75%, 07/01/2026	832,057	710,019
Presidio Holdings, Inc., First Lien Initial (2020) Term Loan, 2M US L + 3.50%, 01/22/2027	376,119	353,552
Project Alpha Intermediate Holding, Inc., First Lien Term Loan, 3M US L + 3.50%, 04/26/2024	3,315,708	3,017,295
Project Angel Parent LLC, First Lien Initial Term Loan, 3M US L + 4.00%, 05/30/2025(b)	1,293,731	1,054,391
Project Leopard Holdings, Inc., First Lien 2018 Repricing Term Loan, 3M US L + 4.50%, 07/07/2023	320,122	282,240
Project Leopard Holdings, Inc., First Lien 2019 Incremental Term Loan, 3M US L + 4.25%, 07/07/2023	376,567	332,006
Project Silverback Holdings Corp., First Lien New Term Loan, 3M US L + 3.50%, 08/21/2024	741,549	646,423
Quest Software US Holdings, Inc., First Lien Initial Term Loan, 3M US L + 4.25%, 05/16/2025	1,133,426	877,459
Quest Software US Holdings, Inc., Second Lien Initial Term Loan, 3M US L + 8.25%, 05/18/2026	2,994,017	1,846,306
Riverbed Technology, Inc., First Lien First Amendment Term Loan, 1M US L + 3.25%, 04/24/2022	983,416	651,203
Rocket Software, Inc., First Lien Initial Term Loan, 1M US L + 4.25%, 11/28/2025	2,047,956	1,711,180
S2P Acquisition Borrower, Inc., First Lien Initial Term Loan, 3M US L + 4.00%, 08/14/2026	1,160,833	998,317
SonicWall US Holdings, Inc., First Lien Initial Term Loan, 3M US L + 3.50%, 05/16/2025	1,313,276	1,072,579
SonicWall US Holdings, Inc., Second Lien Initial Term Loan, 3M US L + 7.50%, 05/18/2026	1,760,000	1,496,000
Triton Solar US Acquisition Co., First Lien Initial Term Loan, 3M US L + 6.00%, 10/29/2024	248,632	197,870
Veritas US, Inc., First Lien New Dollar B Term Loan, 3M US L + 4.50%, 01/27/2023	1,783,088	1,544,600
Vero Parent, Inc., First Lien 2018 Refinancing Term Loan, 3M US L + 6.25%, 08/16/2024	610,423	494,442
Vero Parent, Inc., First Lien 2019 Incremental Term Loan, 3M US L + 6.00%, 08/16/2024	1,466,325	1,187,723
Web.com Group, Inc., First Lien Initial Term Loan, 3M US L + 3.75%, 10/10/2025	1,999,087	1,659,242
Web.com Group, Inc., Second Lien Initial Term Loan, 3M US L + 7.75%, 10/09/2026	804,990	622,523
		56,711,372

Financial Intermediaries - 1.43%
ASP MCS Acquisition Corp., First Lien Initial Term Loan, 3M US L + 4.75%, 05/20/2024	2,726,314	988,289
NorthStar Financial Services Group LLC, First Lien Initial Term Loan, 1M US L + 3.50%, 05/25/2025	1,683,142	1,399,810
NorthStar Financial Services Group LLC, Second Lien Initial Term Loan, 1M US L + 7.50%, 05/25/2026(b)	433,744	362,176
		2,750,275

Food Products - 3.66%
Alphabet Holding Co., Inc., First Lien Initial Term Loan, 1M US L + 3.50%, 09/26/2024	2,058,533	1,663,984
Froneri International, Ltd., Second Lien Facility Term Loan, 1M US L + 5.75%, 01/31/2028	117,600	111,720
Give & Go Prepared Foods Corp., First Lien 2017 Term Loan, 3M US L + 3.25%, 07/29/2023	552,510	544,913
Snacking Investments Bidco Pty Limited, First Lien Initial US Term Loan, 1M US L + 4.00%, 12/18/2026	1,198,962	1,070,074
TKC Holdings, Inc., First Lien Initial Term Loan, 1M US L + 3.75%, 02/01/2023	3,426,426	2,800,247
TKC Holdings, Inc., Second Lien Initial Term Loan, 1M US L + 8.00%, 02/01/2024	1,105,408	856,691
		7,047,629

Food Service - 3.92%
CEC Entertainment, Inc., First Lien B Term Loan, 3M US L + 6.50%, 08/30/2026	1,722,295	981,708
Flynn Restaurant Group LP, First Lien Initial Term Loan, 1M US L + 3.50%, 06/27/2025	1,405,847	1,117,648
Fogo de Chao, Inc., First Lien 2018 Refinancing Term Loan, 3M US L + 4.25%, 04/07/2025	1,868,314	1,307,820
Quidditch Acquisition, Inc., First Lien B Term Loan, 1M US L + 7.00%, 03/21/2025(b)	2,582,796	2,195,376

	Principal
	Amount	Value

Food Service (continued)
Tacala Investment Corp., First Lien Initial Term Loan, 1M US L + 3.50%, 02/05/2027	$731,269	$594,767
Tacala Investment Corp., Second Lien Initial Term Loan, 1M US L + 7.50%, 02/04/2028	1,308,103	1,023,591
Whatabrands LLC, First Lien 2020 Refinancing Term Loan, 1M US L + 2.75%, 07/31/2026	393,772	330,072
		7,550,982

Food/Drug Retailers - 1.96%
EG Group, Ltd., First Lien Additional Facility Term Loan, 6M US L + 4.00%, 02/07/2025	4,868,956	3,622,504
EG Group, Ltd., First Lien Facility B Term Loan, 6M US L + 4.00%, 02/07/2025	204,167	151,900
		3,774,404

Health Insurance - 0.45%
Achilles Acquisition LLC, First Lien Closing Date Term Loan, 1M US L + 4.00%, 10/13/2025	980,833	870,490

Healthcare - 21.68%
Alvogen Pharma US, Inc., First Lien 2018 Refinancing Term Loan, 3M US L + 4.75%, 04/04/2022	1,847,105	1,614,370
American Renal Holdings, Inc., First Lien B Term Loan, 1M US L + 5.00%, 06/21/2024	416,777	361,554
BioClinica Holding I LP, First Lien Initial Term Loan, 1M US L + 4.25%, 10/20/2023	1,821,659	1,549,931
BioClinica Holding I LP, Second Lien Initial Term Loan, 1M US L + 8.25%, 10/21/2024	1,052,629	882,892
Carestream Health, Inc., First Lien Extended Term Loan, 3M US L + 6.25%, 02/28/2021	173,081	159,407
Carestream Health, Inc., Second Lien Extended Term Loan, 3M US L + 10.50%, 06/07/2021	2,394,781	2,065,499
Covenant Surgical Partners, Inc., First Lien Initial Term Loan, 1M US L + 4.00%, 07/01/2026	1,305,946	1,103,524
CPI Holdco LLC, First Lien B Term Loan, 3M US L + 4.25%, 11/04/2026	672,097	591,446
CT Technologies Intermediate Holdings, Inc., First Lien New Facility Term Loan, 3M US L + 4.25%, 12/01/2021	2,154,169	1,703,948
Envision Healthcare Corp., First Lien Initial Term Loan, 1M US L + 3.75%, 10/10/2025	1,795,417	962,047
Femur Buyer, Inc., First Lien Initial Term Loan, 3M US L + 4.50%, 03/05/2026	732,920	593,665
Genesis Specialist Care Finance UK, Ltd., First Lien B Term Loan, 3M US L + 5.00%, 03/05/2027(b)	2,026,316	1,823,684
Greenway Health LLC, First Lien Term Loan, 3M US L + 3.75%, 02/16/2024	1,341,379	856,243
Heartland Dental LLC, First Lien Incremental 2 Facility Term Loan, 1M US L + 4.50%, 04/30/2025	488,496	398,124
Heartland Dental LLC, First Lien Initial Term Loan, 1M US L + 3.75%, 04/30/2025	3,014,438	2,358,798
Immucor, Inc., First Lien B-3 Term Loan, 3M US L + 5.00%, 06/15/2021	358,436	314,527
Lanai Holdings II, Inc., First Lien Initial Term Loan, 3M US L + 4.75%, 08/29/2022	1,356,069	998,128
LifePoint Health, Inc., First Lien B Term Loan, 1M US L + 3.75%, 11/16/2025	2,235,091	2,087,027
Lifescan Global Corp., First Lien Initial Term Loan, 3M US L + 6.00%, 10/01/2024	1,029,059	827,106
Maravai Intermediate Holdings LLC, First Lien Initial Term Loan, 3M US L + 4.25%, 08/02/2025(b)	996,121	871,606
Navicure, Inc., First Lien Initial Term Loan, 1M US L + 4.00%, 10/22/2026	1,065,217	987,989
Netsmart Technologies, Inc., First Lien D-1 Term Loan, 3M US L + 3.75%, 04/19/2023	3,284,153	2,988,579
NMSC Holdings, Inc., First Lien Initial Term Loan, 2M US L + 5.00%, 04/19/2023(b)	236,135	165,295
nThrive, Inc., First Lien Additional B-2 Term Loan, 1M US L + 4.50%, 10/20/2022	3,497,176	2,963,857
Onex TSG Holdings II Corp., First Lien Initial Term Loan, 3M US L + 4.00%, 07/29/2022	1,196,887	935,966
Parexel International Corp., First Lien Initial Term Loan, 1M US L + 2.75%, 09/27/2024	1,574,941	1,360,355
PetVet Care Centers LLC, First Lien 2018 Term Loan, 1M US L + 3.25%, 02/14/2025(b)	651,729	544,194
PetVet Care Centers LLC, First Lien Initial Term Loan, 1M US L + 2.75%, 02/14/2025	745,805	623,992
Phoenix Guarantor, Inc., First Lien Tranche B-1 Term Loan, 1M US L + 3.25%, 03/05/2026	3,129,259	2,855,449
Project Ruby Ultimate Parent Corp., First Lien New Term Loan, 1M US L + 3.50%, 02/09/2024(b)	795,499	704,016
Sunshine Luxembourg VII SARL, First Lien Facility B1 Term Loan, 6M US L + 1.25%, 10/01/2026	203,010	184,739
U.S. Anesthesia Partners, Inc., First Lien Initial Term Loan, 1M US L + 3.00%, 06/23/2024	689,185	522,058
Viant Medical Holdings, Inc., First Lien Initial Term Loan, 3M US L + 3.75%, 07/02/2025	409,182	360,899
Vyaire Medical, Inc., First Lien Term Loan, 3M US L + 4.75%, 04/16/2025	3,242,250	2,342,526
YI LLC, First Lien Initial Term Loan, 3M US L + 4.00%, 11/07/2024	1,387,827	1,092,914
Zest Acquisition Corp., Second Lien Initial Term Loan, 1M US L + 7.50%, 03/13/2026(b)	1,500,000	1,050,000
		41,806,354

Home Furnishings - 1.74%
AI Aqua Merger Sub, Inc., First Lien 2017 Incremental Term Loan, 3M US L + 3.25%, 12/13/2023	938,400	807,024
AI Aqua Merger Sub, Inc., First Lien Tranche B-1 Term Loan, 3M US L + 3.25%, 12/13/2023	1,289,947	1,109,355
Hayward Industries, Inc., First Lien Initial Term Loan, 1M US L + 3.50%, 08/05/2024	108,664	86,931

	Principal
	Amount	Value

Home Furnishings (continued)
Prime Security Services Borrower LLC, First Lien 2019 Refinancing B-1 Term Loan, 1M US L + 3.25%, 09/23/2026	$1,065,982	$968,444
Serta Simmons Bedding LLC, Second Lien Initial Term Loan, 1M US L + 8.00%, 11/08/2024	1,645,600	390,830
		3,362,584

Industrial Equipment - 4.09%
Apex Tool Group LLC, First Lien Third Amendment Term Loan, 1M US L + 5.25%, 08/01/2024	2,098,604	1,644,781
Engineered Machinery Holdings, Inc., First Lien Initial Term Loan, 3M US L + 3.00%, 07/19/2024	1,468,205	1,221,055
Husky Injection Molding Systems, Ltd., First Lien Initial Term Loan, 3M US L + 3.00%, 03/28/2025	1,557,784	1,296,404
Ingersoll-Rand Services Co., First Lien 2020 Spinco Tranche B-1 Dollar Term Loan, 3M US L + 1.75%, 03/01/2027	384,146	363,498
Justrite Safety Group, First Lien Delayed Draw Term Loan, 3M US L + 4.50%, 06/28/2026(b)(c)	50,875	41,972
Justrite Safety Group, First Lien Initial Term Loan, 3M US L + 4.50%, 06/28/2026(b)	941,235	776,519
LTI Holdings, Inc., First Lien Initial Term Loan, 1M US L + 3.50%, 09/06/2025	879,016	661,095
LTI Holdings, Inc., Second Lien Initial Term Loan, 1M US L + 6.75%, 09/06/2026	468,085	253,702
Robertshaw US Holding Corp., First Lien Initial Term Loan, 1M US L + 3.25%, 02/28/2025	1,376,860	877,748
Tailwind Smith Cooper Intermediate Corp., First Lien Initial Term Loan, 3M US L + 5.00%, 05/28/2026	1,003,292	747,036
		7,883,810

Insurance - 1.06%
APCO Holdings LLC, First Lien Initial Term Loan, 1M US L + 5.50%, 06/09/2025(b)	1,562,557	1,320,361
Outcomes Group Holdings, Inc., First Lien Initial Term Loan, 3M US L + 3.50%, 10/24/2025	474,000	391,050
Outcomes Group Holdings, Inc., Second Lien Initial Term Loan, 3M US L + 7.50%, 10/26/2026(b)	423,077	338,462
		2,049,873

Leisure Goods/Activities/Movies - 2.50%
Crown Finance US, Inc., First Lien Incremental Term Loan, 3M US L + 3.00%, 02/05/2027	980,769	666,923
Recess Holdings, Inc., First Lien Initial Term Loan, 3M US L + 3.75%, 09/30/2024	1,948,828	1,607,783
Thunder Finco Pty, Ltd., First Lien Term Loan, 1M US L + 4.25%, 11/20/2026	1,050,000	821,625
Travelport Finance S.à r.l., First Lien Initial Term Loan, 3M US L + 5.00%, 05/29/2026	2,626,800	1,723,181
		4,819,512

Lodging & Casinos - 1.00%
Aimbridge Acquisition Co., Inc., First Lien Initial (2019) Term Loan, 3M US L + 3.75%, 02/02/2026(b)	696,500	504,962
Casablanca US Holdings, Inc., First Lien Amendment No. 2 Initial Term Loan, 2M US L + 4.00%, 03/29/2024	1,724,800	1,414,336
		1,919,298

Nonferrous Metals/Minerals - 0.97%
Aleris International, Inc., First Lien Initial Term Loan, 3M US L + 4.75%, 02/27/2023	1,739,138	1,576,094
American Rock Salt Co. LLC, First Lien Initial Term Loan, 1M US L + 3.50%, 03/21/2025	342,556	298,024
		1,874,118

Oil & Gas - 1.71%
BCP Raptor II LLC, First Lien Initial Term Loan, 1M US L + 4.75%, 11/03/2025	379,751	218,357
Lower Cadence Holdings LLC, First Lien Initial Term Loan, 1M US L + 4.00%, 05/22/2026	1,336,837	815,470
Lucid Energy Group II Borrower LLC, First Lien Initial Term Loan, 1M US L + 3.00%, 02/17/2025	795,521	460,738
PGS ASA, First Lien 2020 Term Loan, 3M US L + 7.00%, 03/19/2024	1,084,545	739,297
Rdv Resources Properties, LLC, First Lien Term Loan, 3M US L + 6.50%, 03/29/2024(b)	851,718	851,718
Tribune Resources LLC, First Lien Initial Term Loan, 1M US L + 6.50%, 03/30/2023	246,914	219,136
		3,304,716

Property & Casualty Insurance - 1.95%
AssuredPartners, Inc., First Lien 2020 February Refinancing Term Loan, 1M US L + 3.50%, 02/12/2027	1,814,451	1,601,253
Asurion LLC, Second Lien Replacement B-2 Term Loan, 1M US L + 6.50%, 08/04/2025	1,910,526	1,770,819

	Principal
	Amount	Value

Property & Casualty Insurance (continued)
Confie Seguros Holding II Co., First Lien B Term Loan, 3M US L + 4.75%, 04/19/2022	$490,239	$379,680
		3,751,752

Publishing - 2.42%
Ancestry.com Operations, Inc., First Lien Extended Term Loan, 1M US L + 4.25%, 08/27/2026	1,073,975	864,550
Champ Acquisition Corp., First Lien Initial Term Loan, 3M US L + 5.50%, 12/19/2025	1,602,799	1,250,183
Clear Channel Outdoor Holdings, Inc., First Lien B Term Loan, 1M US L + 3.50%, 08/21/2026	1,160,833	986,708
Shutterfly, Inc., First Lien B Term Loan, 3M US L + 6.00%, 09/25/2026	1,463,226	1,196,187
Southern Graphics, Inc., First Lien Refinancing Term Loan, 3M US L + 3.25%, 12/31/2022	403,422	216,839
Southern Graphics, Inc., Second Lien Initial Term Loan, 3M US L + 7.50%, 12/31/2023	1,500,000	159,375
		4,673,842

Radio & Television - 2.31%
iHeartCommunications, Inc., First Lien New Term Loan, 1M US L + 3.00%, 05/01/2026	490,472	417,669
Nielsen Finance LLC, First Lien Class B-4 Term Loan, 1M US L + 2.00%, 10/04/2023	2,000,000	1,868,750
Terrier Media Buyer, Inc., First Lien B Term Loan, 3M US L + 4.25%, 12/17/2026	2,069,911	1,878,444
William Morris Endeavor Entertainment LLC, First Lien B-1 Term Loan, 1M US L + 2.75%, 05/18/2025	352,467	282,854
		4,447,717

Retailers (except food & drug) - 1.13%
Ascena Retail Group, Inc., First Lien Tranche B Term Loan, 1M US L + 4.50%, 08/21/2022	1,094,008	341,878
FBB Holdings III, Inc., First Lien Initial Term Loan, 3M US L + 9.00%, 02/07/2024(b)	184,256	59,883
FBB Holdings III, Inc., Second Lien Initial Term Loan, 3M US L + 7.00%, 01/31/2025(b)	66,963	10,044
Petco Animal Supplies, Inc., First Lien Term Loan, 3M US L + 3.25%, 01/26/2023	642,307	450,257
Spencer Spirit IH LLC, First Lien Initial Term Loan, 1M US L + 6.00%, 06/19/2026	1,440,664	1,303,801
Sports Authority, Inc., First Lien B Term Loan, 3M US L + 6.00%, 11/16/2019(b)(d)	4,090,935	8,182
		2,174,045

Steel - 0.15%
Phoenix Services International LLC, First Lien B Term Loan, 1M US L + 3.75%, 03/01/2025	357,000	294,525

Surface Transport - 1.15%
Drive Chassis Holdco LLC, Second Lien B Term Loan, 3M US L + 8.25%, 04/10/2026(b)	2,049,836	1,486,131
SMB Shipping Logistics LLC, First Lien Term Loan, 3M US L + 4.00%, 02/05/2024(b)	861,221	732,038
		2,218,169

Telecommunications - 2.63%
Alorica, Inc., First Lien New B Term Loan, 3M US L + 4.75%, 06/30/2022	842,907	689,287
Avaya, Inc., First Lien Tranche B Term Loan, 1M US L + 4.25%, 12/15/2024	903,808	779,535
Aventiv Technologies LLC, First Lien Initial Term Loan, 3M US L + 4.50%, 11/01/2024	166,591	132,440
Cyxtera DC Holdings, Inc., Second Lien Initial Term Loan, 1M US L + 7.25%, 05/01/2025	300,751	118,045
Ensono LP, First Lien Term Loan, 1M US L + 5.25%, 06/27/2025	1,225,966	1,040,539
Masergy Holdings, Inc., First Lien 2017 Replacement Term Loan, 1M US L + 3.25%, 12/15/2023	712,039	605,233
Masergy Holdings, Inc., Second Lien Initial Term Loan, 3M US L + 7.50%, 12/16/2024	588,972	487,866
Peak 10 Holding Corp., First Lien Initial Term Loan, 3M US L + 3.50%, 08/01/2024	1,063,636	764,489
Peak 10 Holding Corp., Second Lien Initial Term Loan, 3M US L + 7.25%, 08/01/2025	1,157,143	462,857
		5,080,291

Utilities - 2.05%
Brookfield WEC Holdings, Inc., First Lien Initial (2020) Term Loan, 1M US L + 3.00%, 08/01/2025	670,144	639,150
Eastern Power LLC, First Lien Term Loan, 1M US L + 3.75%, 10/02/2025	365,480	320,555
Granite Acquisition, Inc., First Lien B Term Loan, 3M US L + 3.50%, 12/17/2021	62,541	60,586
Granite Acquisition, Inc., Second Lien B Term Loan, 3M US L + 7.25%, 12/19/2022	2,055,115	1,870,155
Green Energy Partners/Stonewall LLC, First Lien B-1 Conversion Advances Term Loan, 3M US L + 5.50%, 11/13/2021	487,500	362,142

	Principal
	Amount	Value

Utilities (continued)
Southeast PowerGen LLC, First Lien B Advance Term Loan, 1M US L + 3.50%, 12/02/2021	$862,830	$704,285
		3,956,873

TOTAL FLOATING RATE LOAN INTERESTS
(Cost $330,654,285)		270,516,496

COLLATERALIZED LOAN OBLIGATION SECURITIES(a) - 1.34%
Structured Finance Obligations - 1.34%
Babson CLO, Ltd. 2015-I, 3M US L + 5.50%, 01/20/2031(b)(e)	875,000	439,155
Carlyle Global Market Strategies CLO 2016-2, Ltd., 3M US L + 5.17%, 07/15/2027(b)(e)	1,000,000	545,897
Dryden 40 Senior Loan Fund, 3M US L + 5.75%, 08/15/2031(b)(e)	800,000	460,093
Greywolf CLO IV, Ltd., 3M US L + 6.94%, 04/17/2030(b)(e)	500,000	316,415
Highbridge Loan Management 6-2015, Ltd., 3M US L + 5.10%, 02/05/2031(b)(e)	834,000	454,609
Neuberger Berman Loan Advisers CLO 27, Ltd., 3M US L + 5.20%, 01/15/2030(b)(e)	667,000	375,552
		2,591,721

TOTAL COLLATERALIZED LOAN OBLIGATION SECURITIES
(Cost $4,644,621)		2,591,721

CORPORATE BONDS - 2.47%
Automotive - 0.19%
Midas Intermediate Holdco II LLC / Midas Intermediate Holdco II Finance, Inc., 7.875%, 10/01/2022(e)	550,000	356,640

Brokers, Dealers & Investment Houses - 0.51%
Advisor Group Holdings, Inc., 10.750%, 08/01/2027(e)	630,000	553,482
AG Issuer LLC, 6.250%, 03/01/2028(e)	505,000	427,987
		981,469

Building & Development - 0.19%
NWH Escrow Corp., 7.500%, 08/01/2021(e)	1,000,000	360,000

Electronics/Electric - 0.46%
Riverbed Technology, Inc., 8.875%, 03/01/2023(e)	1,385,000	886,400

Food Service - 0.11%
Yum! Brands, Inc., 7.750%, 04/01/2025(e)	210,000	221,025

Healthcare - 0.48%
Envision Healthcare Corp., 8.750%, 10/15/2026(e)	2,292,000	575,390
Team Health Holdings, Inc., 6.375%, 02/01/2025(e)	1,000,000	358,745
		934,135

Home Furnishings - 0.37%
Prime Security Services Borrower LLC / Prime Finance, Inc., 6.250%, 01/15/2028(e)	817,000	710,790

Publishing - 0.16%
McGraw-Hill Global Education Holdings LLC / McGraw-Hill Global Education Finance, 7.875%, 05/15/2024(e)	420,000	316,573

TOTAL CORPORATE BONDS
(Cost $8,667,227)		4,767,032

	Shares
COMMON STOCK - 0.80%
Building & Development - 0.27%
Dayton Superior LLC(b)(f)	5,726	515,342

Oil & Gas - 0.53%
Ascent Resources - Equity(b)(f)	177,384	155,211

	Shares	Value
Oil & Gas (continued)
Sheridan Production Partners(b)(f)	56,760	$862,184
Templar Energy LLC(b)(f)	72,786	–
		1,017,395

TOTAL COMMON STOCK
(Cost $4,837,003)		1,532,737

PREFERRED STOCK - 0.00%
Oil & Gas - 0.00%
Templar Energy LLC(b)(f)	48,248	–

TOTAL PREFERRED STOCK
(Cost $482,483)		–

WARRANTS - 0.00%(g)
Oil & Gas - 0.00%
Ascent Resources Marcellus LLC expires 3/30/2023 at $6.15(b)	45,926	1,378

TOTAL WARRANTS
(Cost $5,012)		1,378

Total Investments - 144.91%
(Cost $349,290,631)		279,409,364

Other Assets in Excess of Liabilities - 0.00%(g)		8,163

Leverage Facility - (44.91)%		(86,600,000)

Net Assets - 100.00%		$192,817,527

Amounts above are shown as a percentage of net assets as of March 31, 2020.

Investment Abbreviations:

LIBOR - London Interbank Offered Rate

Libor Rates:

1W US L - 1 Week LIBOR as of March 31, 2020 was 0.50%

1M US L - 1 Month LIBOR as of March 31, 2020 was 0.99%

2M US L - 2 Month LIBOR as of March 31, 2020 was 1.26%

3M US L - 3 Month LIBOR as of March 31, 2020 was 1.45%

6M US L - 6 Month LIBOR as of March 31, 2020 was 1.18%

(a)	Floating or variable rate security. The reference rate is described above. The rate in effect as of March 31, 2020 is based on the reference rate plus the displayed spread as of the security's last reset date.
(b)	Level 3 assets valued using significant unobservable inputs as a result of unavailable quoted prices from an active market or the unavailability of other significant observable inputs.
(c)	A portion of this position was not funded as of March 31, 2020. The Portfolio of Investments records only the funded portion of each position. As of March 31, 2020, the Fund has unfunded delayed draw loans in the amount of $327,150. Fair value of these unfunded delayed draws was $275,148.
(d)	Security is in default as of period end and is therefore non-income producing.
(e)	Security exempt from registration under Rule 144A of the Securities Act of 1933. Total market value of Rule 144A securities amounts to $7,358,753, which represented approximately 3.81% of net assets as of March 31, 2020. Such securities may normally be sold to qualified institutional buyers in transactions exempt from registration.
(f)	Non-income producing security.
(g)	Amount represents less than 0.005% of net assets.

NOTE 1. ORGANIZATION

Blackstone / GSO Senior Floating Rate Term Fund (the “Fund” or “BSL”), is a diversified, closed-end management investment company. BSL was organized as a Delaware statutory trust on March 4, 2010. BSL was registered under the Investment Company Act of 1940, as amended (the “1940 Act”), on March 5, 2010. BSL commenced operations on May 26, 2010. Prior to that date, BSL had no operations other than matters relating to its organization and the sale and issuance of 5,236 common shares of beneficial interest in BSL to GSO / Blackstone Debt Funds Management LLC (the “Adviser”) at a price of $19.10 per share. The Adviser serves as BSL’s investment adviser. BSL’s common shares are listed on the New York Stock Exchange (the “Exchange”) and trade under the ticker symbol “BSL.”

Absent shareholder approval to extend the term of BSL, BSL was initially scheduled to dissolve on or about May 31, 2020. On November 17, 2017, BSL’s shareholders approved extending the term of BSL by two years by changing BSL’s scheduled dissolution date from May 31, 2020 to May 31, 2022. Upon dissolution, BSL will distribute substantially all of its net assets to shareholders, after making appropriate provision for any liabilities. Pursuant to BSL’s Amended and Restated Agreement and Declaration of Trust, prior to the date of dissolution a majority of the Board of Trustees, with the approval of a majority of the shareholders entitled to vote (as defined in the 1940 Act), may extend the life of BSL by a period of two years or such shorter time as may be determined. The dissolution date of BSL may be extended an unlimited number of times. On March 31, 2017, BSL announced an extension of BSL’s reinvestment period. The extension will allow BSL to continue to reinvest proceeds generated by maturities, prepayments and sales of investments until one year prior to BSL’s scheduled dissolution date, which is currently May 31, 2022. On February 19, 2020, BSL’s shareholders approved extending the term of BSL by five years by changing BSL’s scheduled dissolution date from May 31, 2022 to May 31, 2027. As a result of the extension of the dissolution date to May 31, 2027, the reinvestment period was also extended to May 31, 2026. Additionally, upon approval of the extension of the dissolution date of May 31, 2027, BSL implemented a share repurchase program over the remaining life of BSL (through May 31, 2027), such that if shares trade at an average discount to BSL’s net asset value (“NAV”) per share of greater than 10% over any rolling forty (40) business day period, BSL will seek to buy back up to 15% of its outstanding shares through the open market, subject to reasonable volume limitations and a maximum price of 90% of the BSL’s NAV per share.

BSL’s primary investment objective is to seek high current income, with a secondary objective to seek preservation of capital, consistent with its primary goal of high current income. Under normal market conditions, at least 80% of BSL’s Managed Assets (defined below) will be invested in senior secured, floating rate loans (“Senior Loans”).

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation: The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and are stated in U.S. dollars. The Fund is considered an Investment Company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946.

The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statement. Actual results could differ from these estimates.

Portfolio Valuation: BSL’s NAV is determined daily on each day that the Exchange is open for business, as of the close of the regular trading session on the Exchange. The Fund calculates NAV per share by subtracting liabilities (including accrued expenses or dividends) from the total assets (the value of the securities plus cash or other assets, including interest accrued but not yet received) and dividing the result by the total number of outstanding common shares of the Fund.

Loans are primarily valued by using a composite loan price from a nationally recognized loan pricing service. The methodology used by the Fund’s nationally recognized loan pricing provider for composite loan prices is to value loans at the mean of the bid and ask prices from one or more brokers or dealers. Collateralized Loan Obligation securities (“CLOs”) are valued at the price provided by a nationally recognized pricing service. The prices provided by the nationally recognized pricing service are typically based on the evaluated mid-price of each of the CLOs. Corporate bonds and convertible bonds, other than short-term investments, are valued at the price provided by a nationally recognized pricing service. The prices provided by the nationally recognized pricing service are typically based on the mean of bid and ask prices for each corporate bond security. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrices, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures based on valuation technology commonly employed in the market for such investments. Equity securities for which market quotations are available are generally valued at the last sale price or official closing price on the primary market or exchange on which they trade. Futures contracts are ordinarily valued at the last sales price on the securities or commodities exchange on which they are traded. Written and purchased options are ordinarily valued at the closing price on the securities or commodities exchange on which they are traded. Short-term debt investments, if any, having a remaining maturity of 60 days or less when purchased would be valued at cost adjusted for amortization of premiums and accretion of discounts. Any investments and other assets for which such current market quotations are not readily available are valued at fair value (“Fair Valued Assets”) as determined in good faith by a committee of the Adviser (“Fair Valued Asset Committee”) under procedures established by, and under the general supervision and responsibility of, the Fund’s Board of Trustees. Such methods may include, but are not limited to, the use of a market comparable and/or income approach methodologies. A Fair Valued Asset Committee meeting may be called at any time by any member of the Fair Valued Asset Committee. The pricing of all Fair Valued Assets and determinations thereof shall be reported by the Fair Valued Asset Committee to the Board at each regularly scheduled quarterly meeting. The Fund has procedures to identify and investigate potentially stale or missing prices for investments which are valued using a nationally recognized pricing service, exchange price or broker-dealer quotations. After performing such procedures, any prices which are deemed to be stale are reviewed by the Fair Valued Asset Committee and an alternative pricing source is determined.

Various inputs are used to determine the value of BSL’s investments. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

Level 1 — Unadjusted quoted prices in active markets for identical investments at the measurement date.

Level 2 — Significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — Significant unobservable inputs (including the Fund’s own assumption in determining the fair value of investments).

The categorization of a value determined for investments and other financial instruments is based on the pricing transparency of the investment and other financial instrument and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. Investments measured and reported at fair value are classified and disclosed in one of the following levels within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement.

The following table summarizes valuation of BSL’s investments under the fair value hierarchy levels as of March 31, 2020:

Blackstone / GSO Senior Floating Rate Term Fund
Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Floating Rate Loan Interests
Aerospace & Defense	$–	$535,757	$3,496,506	$4,032,263
Automotive	–	1,006,600	491,772	1,498,372
Brokers, Dealers & Investment Houses	–	2,783,868	676,474	3,460,342
Building & Development	–	17,672,924	533,302	18,206,226
Business Equipment & Services	–	34,418,762	11,288,711	45,707,473
Chemical & Plastics	–	7,179,755	1,283,723	8,463,478
Conglomerates	–	263,565	512,292	775,857
Containers & Glass Products	–	4,440,217	987,188	5,427,405
Ecological Services & Equipment	–	1,859,858	350,118	2,209,976
Electronics/Electrical	–	48,220,087	8,491,285	56,711,372
Financial Intermediaries	–	2,388,099	362,176	2,750,275
Food Service	–	5,355,606	2,195,376	7,550,982
Healthcare	–	36,647,559	5,158,795	41,806,354
Industrial Equipment	–	7,065,319	818,491	7,883,810
Insurance	–	391,050	1,658,823	2,049,873
Lodging & Casinos	–	1,414,336	504,962	1,919,298
Oil & Gas	–	2,452,998	851,718	3,304,716
Retailers (except food & drug)	–	2,095,936	78,109	2,174,045
Surface Transport	–	–	2,218,169	2,218,169
Other	–	52,366,210	–	52,366,210
Collateralized Loan Obligation Securities
Structured Finance Obligations	–	–	2,591,721	2,591,721
Corporate Bonds	–	4,767,032	–	4,767,032
Common Stock
Building & Development	–	–	515,342	515,342
Oil & Gas	–	–	1,017,395	1,017,395
Preferred Stocks
Oil & Gas	–	–	–	–
Warrants
Oil & Gas	–	–	1,378	1,378
Total	–	233,325,538	46,083,826	279,409,364

*	Refer to the Fund's Portfolio of Investments for a listing of securities by type.

The changes of the fair value of investments for which BSL has used Level 3 inputs to determine the fair value are as follows:

Blackstone/GSO Senior Floating Rate Term Fund	Floating Rate Loan Interests	Collateralized Loan Obligation Securities	Common Stock	Warrants	Total
Balance as of December 31, 2019	$48,036,709	$6,043,785	$515,342	$1,378	$54,597,214
Accrued discount/ premium	(14,718)	1,710	-	-	(13,008)
Realized Gain/(Loss)	(691,345)	(440,209)	-	-	(1,131,554)
Change in Unrealized Appreciation/(Depreciation)	(6,966,778)	(1,783,710)	-	-	(8,750,488)
Purchases	5,991,908	-	862,184	-	6,854,092
Sales Proceeds	(6,946,590)	(1,229,855)	-	-	(8,176,445)
Transfer into Level 3	13,417,780	-	155,211	-	13,572,991
Transfer out of Level 3	(10,868,976)	-	-	-	(10,868,976)
Balance as of March 31, 2020	$41,957,990	$2,591,721	$1,532,737	$1,378	$46,083,826
Net change in unrealized appreciation/(depreciation) attributable to Level 3 investments held at March 31, 2020	$(6,687,393)	$(1,740,048)	$(144,125)	$-	$(8,571,566)

Information about Level 3 fair value measurements as of March 31, 2020:

Blackstone / GSO Senior Floating Rate Term Fund	Fair Value	Valuation Technique(s)	Unobservable Input(s)	Value/Range (Weighted Average)
Assets
Floating Rate Loan Interests	$41,957,990	Third-party vendor pricing service	Broker quotes	N/A
Collateralized Loan Obligation Securities	$2,591,721	Third-party vendor pricing service	Broker quotes	N/A
Common Stock	$670,553	Third-party vendor pricing service	Broker quotes	N/A
	$862,184	Transaction Value	Cost(a)	N/A
Warrants	$1,378	Third-party vendor pricing service	Broker quotes	N/A

a)	As of March 31, 2020, a change to the unobservable input may result in a significant change to the value of the investment as follows:

Unobservable Input	Impact to Value if Input Increases	Impact to Value if Input Decreases
Cost	Increase	Decrease

Securities were transferred from Level 2 to Level 3 because of a lack of observable market data due to decrease in market activity and information for these securities. Other securities were moved from Level 3 to Level 2 as observable inputs were available for purposes of valuing those assets.

Securities Transactions and Investment Income: Securities transactions are recorded on trade date for financial reporting purposes. Interest Income is recognized on an accrual basis from the date of settlement. Accretion of discount and amortization of premium, which are included in interest income, are accreted or amortized daily using the accrual basis interest method. Realized gains and losses from securities transactions and foreign currency transactions, if any, are recorded on the basis of identified cost.

NOTE 3. SENIOR AND SECURED FLOATING RATE LOANS

BSL defines “Senior Loans” as first lien senior secured, floating rate loans that are made to U.S. and, to a limited extent, non-U.S. corporations, partnerships and other business entities (“Borrowers”), which operate in various industries and geographical regions. Under normal market conditions, at least 80% of BSL’s Managed Assets (defined below) will be invested in Senior Loans. BSL defines "Managed Assets" as total assets (including any assets attributable to any leverage used) minus the sum of BSL's accrued liabilities (other than liabilities related to the principal amount of leverage). At March 31, 2020, 83.83% of BSL’s Managed Assets were held in Senior Loans.

Loans hold a senior position in the capital structure of a business entity, are secured with specific collateral and have a claim on the assets and/or stock of the Borrower that is senior to that held by unsecured creditors, subordinated debt holders and stockholders of the Borrower.

Loans often require prepayments from Borrowers’ excess cash flows or permit the Borrowers to repay at their election. The degree to which Borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, floating rate loans typically have an expected average life of two to four years. Floating rate loans typically have rates of interest which are re-determined periodically, either daily, monthly, quarterly or semi-annually by reference to a floating base lending rate, primarily the London Interbank Offered Rate (LIBOR), plus a premium or credit spread.

Loans are subject to the risk of payment defaults of scheduled interest or principal. Such non-payment could result in a reduction of income, a reduction in the value of the investment and a potential decrease in the NAV of the Fund. Risk of loss of income is generally higher for subordinated unsecured loans or debt, which are not backed by a security interest in any specific collateral. There can be no assurance that the liquidation of any collateral securing a Loan would satisfy the Borrower’s obligation to the Fund in the event of non-payment of scheduled interest or principal payments, or that such collateral could be readily liquidated.

Second lien loans generally are subject to similar risks as those associated with investments in first lien loans except that such loans are subordinated in payment and/or lower in lien priority to first lien holders. In the event of default on a second lien loan, the first priority lien holder has first claim to the underlying collateral of the loan. Second lien loans are subject to the additional risk that the cash flow of the Borrower and property securing the loan or debt, if any, may be insufficient to meet scheduled payments after giving effect to the senior obligations of the Borrower. At March 31, 2020, BSL had invested $36,276,228 in second lien secured loans. Second lien secured loans are not considered Senior Loans for BSL.

Loans can be rated below investment grade or may also be unrated. As a result, the risks associated with Loans may be similar to the risks of other below investment grade securities, although they are senior and secured in contrast to other below investment grade securities, which are often subordinated or unsecured. BSL typically invests in Loans rated below investment grade, which are considered speculative because of the credit risk of the Borrowers. Such companies are more likely than investment grade issuers to default on their payments of interest and principal owed to BSL, and such defaults could reduce NAV and income distributions. The amount of public information available with respect to below investment grade loans will generally be less extensive than that available for registered or exchange-listed securities. In evaluating the creditworthiness of Borrowers, the Adviser will consider, and may rely in part, on analyses performed by others. The Adviser’s established best execution procedures and guidelines require trades to be placed for execution only with broker-dealer counterparties approved by the Counterparty Committee of the Adviser. The factors considered by the Counterparty Committee when selecting and approving brokers and dealers include, but are not limited to: (i) quality, accuracy, and timeliness of execution, (ii) review of the reputation, financial strength and stability of the financial institution, (iii) willingness and ability of the counterparty to commit capital, (iv) ongoing reliability and (v) access to underwritten offerings and secondary markets. The Counterparty Committee regularly reviews each broker-dealer counterparty based on the foregoing factors.

BSL may acquire Loans through assignments or participations. BSL typically acquires these Loans through assignment, and if BSL acquires a Loan through participation, will seek to elevate a participation interest into an assignment as soon as practicably possible. The purchaser of an assignment typically succeeds to all the rights and obligations of the assigning institution and becomes a lender under the credit agreement with respect to the debt obligation; however, the purchaser’s rights can be more restricted than those of the assigning institution, and BSL may not be able to unilaterally enforce all rights and remedies under the Loan and with regard to any associated collateral. A participation typically results in a contractual relationship only with the institution participating out the interest, not with the Borrower. Sellers of participations typically include banks, broker-dealers, other financial institutions and lending institutions. The Adviser has adopted best execution procedures and guidelines to mitigate credit and counterparty risk in the atypical situation when BSL must acquire a Loan through a participation.

NOTE 4. LEVERAGE

The Fund entered into a Credit Agreement (the "Agreement") with a bank to borrow money pursuant to a revolving line of credit ("Leverage Facility") dated October 8, 2014, as amended on October 7, 2015, October 5, 2016, and October 4, 2017, as amended and restated on June 20, 2018 and as further amended and restated on October 4, 2019 to borrow up to a limit of $142 million, with $48 million for tranche A loans (“Tranche A Loans”) and $94 million for tranche B loans (“Tranche B Loans”). Borrowings under the Agreement are secured by the assets of the Fund. Interest is charged at a rate of 0.85% above LIBOR for Tranche A Loans, 1.15% above LIBOR for one (1) month interest period Tranche B Loans and 1.00% above LIBOR for three (3), six (6) and nine (9) months interest periods Tranche B Loans, with LIBOR measured for the period commencing on the date of the making of such LIBOR Loan (or the last date upon which any other Loan was converted to, or continued as, such LIBOR Loan) and ending on the numerically corresponding day in the calendar month that is one (1), three (3), six (6) or nine (9) months thereafter, as the Fund may elect, or such other periods as the lender may agree in its sole and absolute discretion. Under the terms of the Agreement, the Fund must pay a commitment fee on any undrawn amounts. The commitment fee payable for each of Tranche A Loans and Tranche B Loans is 0.15% on the undrawn amounts when drawn amounts exceed 75% of the relevant borrowing limit and 0.25% on the undrawn amounts at any other time. Interest and fees are generally payable quarterly. The Fund may elect to extend the Agreement for a further period with the consent of the lending bank. At March 31, 2020, BSL had borrowings outstanding under its Leverage Facility of $86,600,000, at an interest rate of 2.52%. Due to the short term nature of the Agreement, face value approximates fair value at March 31, 2020. This fair value is based on Level 2 inputs under the three-tier fair valuation hierarchy (see Note 2). For the period ended March 31, 2020, the average borrowings under BSL’s Leverage Facility and the average interest rate were $119,606,593 and 2.72%, respectively.

Under the Agreement, the Fund has agreed to certain covenants and additional investment limitations while the leverage is outstanding. The Fund agreed to maintain asset coverage of three times over borrowings. Compliance with the investment restrictions and calculations are performed by the Fund's custodian, The Bank of New York Mellon. As of March 31, 2020, the Fund was in compliance with all required investment limitations and asset coverage requirements related to its leverage.

The use of borrowings to leverage the common shares of the Fund can create risks. Changes in the value of the Fund's portfolio, including securities bought with the proceeds of leverage, are borne entirely by the holders of common shares of the Fund. All costs and expenses related to any form of leverage used by the Fund are borne entirely by common shareholders. If there is a net decrease or increase in the value of the Fund's investment portfolio, the leverage may decrease or increase, as the case may be, the NAV per common share to a greater extent than if the Fund did not utilize leverage. During periods when the Fund is using leverage, the fees paid to the Adviser for advisory services and to ALPS for administrative services are higher than if the Fund did not use leverage because the fees paid are calculated on the basis of the Fund's Managed Assets, which include the assets purchased through leverage. As of March 31, 2020, BSL’s leverage represented 30.99% of the Fund’s Managed Assets.